Basic and Diluted Net Income Per Share - Summary of Basic and Diluted Net Income Per Share of Class A and Class B Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Numerator:
Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$ 9,448	$ (110,047)
Denominator:
Weighted average number of shares of Class A and Class B common stock outstanding	62,043,311
Basic net income per share attributable to common stockholders	$ 0.15
Numerator:
Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$ 9,448	(110,047)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding used to calculate diluted net income per share	62,914,077
Diluted net income (loss) per share attributable to common stockholders	$ 0.15
Common Class A [Member]
Numerator:
Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$ 1,490	$ (16,261)
Denominator:
Weighted average number of shares of Class A and Class B common stock outstanding	9,787,073	9,162,500
Basic net income per share attributable to common stockholders	$ 0.15	$ (1.77)
Numerator:
Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$ 1,490	$ (16,261)
Denominator:
Number of shares used in basic computation	9,787,073	9,162,500
Weighted average shares of Class A and Class B common stock outstanding used to calculate diluted net income per share	9,924,434	9,162,500
Diluted net income (loss) per share attributable to common stockholders	$ 0.15	$ (1.77)
Common Class B [Member]
Numerator:
Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$ 7,958	$ (93,786)
Denominator:
Weighted average number of shares of Class A and Class B common stock outstanding	52,256,238	52,843,311
Basic net income per share attributable to common stockholders	$ 0.15	$ (1.77)
Numerator:
Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$ 7,958	$ (93,786)
Denominator:
Number of shares used in basic computation	52,256,238	52,843,311
Weighted average shares of Class A and Class B common stock outstanding used to calculate diluted net income per share	52,989,643	52,843,311
Diluted net income (loss) per share attributable to common stockholders	$ 0.15	$ (1.77)
Restricted Stock [Member] | Common Class A [Member]
Denominator:
Dilutive Restricted Stock Units and Class A and B Common Stock
Restricted Stock [Member] | Common Class B [Member]
Denominator:
Dilutive Restricted Stock Units and Class A and B Common Stock